Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Jun. 13, 2025	May 07, 2025	Mar. 31, 2025	Mar. 31, 2024
Subsequent events.
Dividends declared (dollars per share)		$ 0.05
Dividends paid (dollars per share)			$ 0.05
Cash dividend	$ 1,900		$ 3,236	$ 8,674